Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2016
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(3,348,899)	—	2,726,390
Non-compete	8.0	2,467,005	(576,654)	—	1,890,351
Technology	6.7	682,685	(85,168)	(69,922)	527,595
Domain names and trademark	19.6	3,224,832	(112,173)	(27,124)	3,085,535
Others	6.2	203,634	(63,185)	(59,663)	80,786

Total	9.4	12,653,445	(4,186,079)	(156,709)	8,310,657

	As of December 31, 2017
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(4,563,957)	—	1,511,332
Non-compete	8.0	2,467,005	(885,390)	—	1,581,615
Technology	6.5	754,560	(168,051)	(69,922)	516,587
Domain names and trademark	19.5	3,250,789	(278,372)	(27,124)	2,945,293
Others	5.6	286,108	(88,555)	(59,663)	137,890

Total	9.3	12,833,751	(5,984,325)	(156,709)	6,692,717

Schedule of amortization expenses related to the intangible assets for future periods
	For the year ending December 31,
	2018	2019	2020	2021	2022	2023 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,823,387	903,045	599,535	595,022	439,736	2,331,992